AOG Institutional Fund
Schedule of Investments (Unaudited)
December 31, 2025
Shares		Fair Value
	CLOSED-END FUNDS - 6.0%
	BUSINESS DEVELOPMENT COMPANIES - 0.4%
34,483	Carlyle Secured Lending, Inc.	$ 430,693

	DEBT AND CREDIT FUNDS - 0.2%
6,370	Variant Alternative Income Fund, Institutional Class (a)	167,659

	PRIVATE EQUITY FUNDS - 5.4%
129,504	Ares Private Markets Fund, Institutional Class (a)(c)	4,961,283
32	The Private Shares Fund, Class I (a)(c)	1,565
		4,962,848

	TOTAL CLOSED-END FUNDS (Cost - $4,265,105)	5,561,200

	PRIVATE DEBT AND CREDIT INVESTMENTS - 23.4%
	PRIVATE DEBT AND CREDIT FUNDS - 23.4%
-	Arkview Capital Co-Invest IV, LP (a)(d)(e)(g)	2,289,181
-	GEMS FUND 6, LP (a)(b)(d)(g)	3,278,600
-	LEONID Credit Income Fund, LP (a)(b)(d)(g)	5,705,284
4,000	PayJoy Asset Fund LLC, Class B (a)(d)(e)	4,000,000
-	Symbiotic Capital Life Science Credit Fund, LP (a)(b)(d)(g)	3,022,916
-	Tiverton AgriFinance III, LP (a)(b)(c)(d)(g)	3,299,023
	TOTAL PRIVATE DEBT AND CREDIT INVESTMENTS (Cost - $20,599,887)	21,595,004

	PRIVATE EQUITY AND VENTURE CAPITAL INVESTMENTS - 41.4%
	PRIVATE EQUITY AND VENTURE CAPITAL FUNDS - 25.3%
-	Alpha Partners Fund III, LP (a)(b)(c)(d)(g)	746,411
-	Banner Ridge Secondary Fund VI (Offshore), LP (a)(b)(c)(d)(i)	190,110
-	Banner Ridge Small Buyouts I (Offshore) LP (a)(b)(c)(d)(g)	5,666,639
-	iCapital Carlyle Direct Access II, LP (a)(b)(c)(d)(g)	1,524,939
-	Mercer Private Investments Partners VII, LP (a)(b)(c)(d)(g)	5,659,022
-	Noteus Partners Centaur S.L.P. (a)(b)(c)(d)(g)	6,386,010
-	RB Equity Fund III, Class A, LP (a)(b)(c)(d)(g)	2,490,517
-	VVC Veterans Fund II L.P. (a)(b)(c)(d)(g)	708,137
		23,371,785
	PORTFOLIO COMPANIES - 16.1%
-	Alpha Pathfinder Associates, LLC, (a)(b)(c)(d)(g)	482,500
-	Alpha Sentinel Associates, LLC, Series I (a)(b)(c)(d)(g)	787,172
-	Alta Park Private Opportunities Fund, LP Series IV (a)(b)(c)(d)(g)	900,000
-	Capital Factory Alpha Associates LLC, Series II (a)(b)(c)(d)(g)	1,739,804
-	CSPG Nimble Holdings LLC (a)(c)(d)(e)(g)	750,000
-	CSPG Tidal B Holdings LLC (a)(c)(d)(e)(g)	1,089,800
153,850	CTN Holdings, Inc. (f/k/a Aspiration Partners, Inc.) (a)(c)(d)(e)	-
3,000,000	Frontline HoldCo LLC (a)(c)(d)(e)	3,331,974
-	ICON Ark Co-Investment LP (a)(b)(c)(d)(g)	111,725
-	Noteus Partners Co-Investment SLP RAI Compartment II (a)(b)(c)(d)(g)	587,406
5	PMG Legal LLC (a)(b)(c)(d)	1,241,299
-	Preservation Capital Partners Strategic Opportunities I LP (a)(b)(c)(d)(g)	2,724,933
-	VVC SPV II, LLC (a)(b)(c)(d)(g)	642,964
-	VVC SPV III, LLC (a)(b)(c)(d)(g)	460,000
		14,849,577

	TOTAL PRIVATE EQUITY AND VENTURE CAPITAL INVESTMENTS (Cost - $31,341,296)	38,221,362

AOG Institutional Fund
Schedule of Investments (Unaudited)(Continued)
December 31, 2025
Shares					Fair Value
		PRIVATE REAL ESTATE - 10.8%
		PRIVATE REAL ESTATE INVESTMENT TRUSTS - 0.0% (h)
268		Starwood REIT (a)			$ 5,410

		PRIVATE REAL ESTATE FUNDS - 10.8%
-		Balbec Commercial Mortgage Opportunities Fund I, L.P. (a)(b)(d)(g)			3,598,369
-		Barings Real Estate Debt Income Fund, LP, Investor Class (a)(b)(d)(g)			1,996,039
-		Peppertree Capital Fund X Feeder, LLC (a)(b)(c)(d)(g)			2,859,725
-		PG-AOGFX BVS CC SIDE CAR, LLC (a)(d)(e)(g)			1,558,637
					10,012,770

		TOTAL PRIVATE REAL ESTATE (Cost - $9,354,924)			10,018,180

Principal			Rate (%)	Maturity
		LOANS - 4.3%
$1,000,000		Cadence Group Platform, LLC DBA Percent Technologies Platform, LLC, FRE 2025-3 (a)(e)	13.65	7/28/2026	1,000,000
3,000,000		Cadence Group Platform, LLC DBA Percent Technologies Platform, LLC, SPR 2025-7 (a)(e)	11.83	4/30/2026	3,000,000
		TOTAL LOANS (Cost - $4,000,000)			4,000,000
Shares			Exercise Price	Expiration Date
		WARRANTS - 0.2%
11		Frontline HoldCo LLC, Class A (a)(c)(d)(e) (Cost - $409,465)	$216,144	3/8/2034	165,457

Principal			Rate (%)	Maturity
		SHORT-TERM INVESTMENTS - 13.6%
		U.S. TREASURY SECURITIES - 12.0%
$1,009,000		U.S. Treasury Bill	3.33	1/27/2026	1,006,524
1,007,000		U.S. Treasury Bill	3.43	2/10/2026	1,003,138
1,008,000		U.S. Treasury Bill	3.49	2/12/2026	1,003,877
1,008,000		U.S. Treasury Bill	3.49	2/19/2026	1,003,208
1,009,000		U.S. Treasury Bill	3.47	2/24/2026	1,003,749
1,010,000		U.S. Treasury Bill	3.45	3/10/2026	1,003,463
1,007,000		U.S. Treasury Bill	3.51	3/19/2026	999,504
1,008,000		U.S. Treasury Bill	3.51	3/24/2026	1,000,009
1,008,000		U.S. Treasury Bill	3.51	3/26/2026	999,827
1,008,000		U.S. Treasury Bill	3.51	3/31/2026	999,339
1,010,000		U.S. Treasury Bill	3.54	4/14/2026	999,927
					11,022,565
Shares
		MONEY MARKET FUND - 1.6%
1,498,617		Federated Hermes Treasury Obligations Fund, Institutional Class, 3.62%(f)			1,498,617

		TOTAL SHORT-TERM INVESTMENTS (Cost - $12,519,107)			12,521,182

		TOTAL INVESTMENTS - 99.7% (Cost $82,489,784)			$92,082,385
		LIABILITIES IN EXCESS OF OTHER ASSETS - 0.3%			247,110
		NET ASSETS - 100.0%			$92,329,495

BDC	-	Business Development Company
LLC	-	Limited Liability Company
LP	-	Limited Partnership
REIT	-	Real Estate Investment Trust

(a)	Illiquid security.
(b)	Investment is valued using net asset value per share (or its equivalent) as a practical expedient.
(c)	Non-income producing security.
(d)	Denotes an illiquid and restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. The total of these illiquid and restricted securities represents 75.81% of Net Assets. The total value of these securities is $69,994,593.
(e)	Level 3 security fair valued using significant unobservable inputs. The total of these Level 3 fair valued securities represents 18.61% of Net Assets. The total value of these securities is $17,185,049.
(f)	Represents seven day yield as of December 31, 2025.
(g)	Investment does not issue shares.
(h)	Amount representes less than 0.05%.
(i)	As of December 31, 2025 $15,000,000 has been committed for this investment but has not yet been funded by the Fund.

AOG Institutional Fund
Schedule of Investments (Unaudited)(Continued)
December 31, 2025

Additional information on each restricted investment held by the Fund at December 31, 2025 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Alpha Partners Fund III, LP	4/11/2022	$692,938	$746,411	0.81%
Alpha Pathfinder Associates, LLC	9/4/2025	500,000	482,500	0.52%
Alpha Sentinel Associates, LLC, Series I	9/28/2023	500,000	787,172	0.85%
Alta Park Private Opportunities Fund, LP Series IV	12/11/2025	909,000	900,000	0.97%
Arkview Capital Co-Invest IV, LP	4/22/2024	1,766,197	2,289,181	2.48%
Balbec Commercial Mortgage Opportunities Fund I, L.P.	5/29/2025	3,494,896	3,598,369	3.90%
Banner Ridge Secondary Fund VI (Offshore), LP	-	-	190,110	0.21%
Banner Ridge Small Buyouts I (Offshore) LP	9/26/2024	4,850,526	5,666,639	6.14%
Barings Real Estate Debt Income Fund, LP, Investor Class	3/27/2024	2,000,000	1,996,039	2.16%
Capital Factory Alpha Associates LLC, Series II	2/13/2025	750,000	1,739,804	1.88%
CSPG Nimble Holdings LLC	10/16/2025	750,000	750,000	0.81%
CSPG Tidal B Holdings LLC	7/19/2024	1,000,000	1,089,800	1.18%
CTN Holdings, Inc. (f/k/a Aspiration Partners, Inc.)	6/30/2023	1,000,025	-	0.00%
Frontline HoldCo LLC	9/25/2024	2,590,535	3,331,974	3.61%
Frontline HoldCo LLC, Class A	9/25/2024	409,465	165,457	0.18%
GEMS FUND 6, LP	3/27/2024	3,125,000	3,278,600	3.55%
iCapital Carlyle Direct Access II, LP	10/14/2022	1,495,098	1,524,939	1.65%
ICON Ark Co-Investment LP	5/24/2023	5,888	111,725	0.12%
LEONID Credit Income Fund, LP	2/16/2024	5,500,000	5,705,284	6.18%
Mercer Private Investments Partners VII, LP	7/21/2023	4,122,103	5,659,022	6.13%
Noteus Partners Centaur S.L.P.	4/3/2025	5,186,508	6,386,010	6.92%
Noteus Partners Co-Investment SLP RAI Compartment II	10/28/2025	586,810	587,406	0.64%
PayJoy Asset Fund LLC, Class B	7/15/2023	4,050,000	4,000,000	4.33%
Peppertree Capital Fund X Feeder, LLC	8/9/2024	2,526,377	2,859,725	3.10%
PG-AOGFX BVS CC SIDE CAR, LLC	3/6/2024	1,326,315	1,558,637	1.69%
PMG Legal LLC	7/19/2023	500,000	1,241,299	1.34%
Preservation Capital Partners Strategic Opportunities I LP	11/2/2023	1,961,677	2,724,933	2.95%
RB Equity Fund III, Class A, LP	8/28/2025	2,080,188	2,490,517	2.70%
Symbiotic Capital Life Science Credit Fund, LP	8/8/2024	2,811,052	3,022,916	3.27%
Tiverton AgriFinance III, LP	8/27/2024	3,347,638	3,299,023	3.57%
VVC SPV II, LLC	7/10/2025	650,000	642,964	0.70%
VVC SPV III, LLC	12/12/2025	460,000	460,000	0.50%
VVC Veterans Fund II L.P.	5/5/2025	750,000	708,137	0.77%
		$61,698,236	$69,994,593	75.81%